Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.61%
Communication services: 6.04%
Diversified telecommunication services: 0.41%
AT&T, Inc.	5,181	$146,312
Verizon Communications, Inc.	3,055	134,267
		280,579
Entertainment: 0.93%
Electronic Arts, Inc.	163	32,877
Live Nation Entertainment, Inc.†	114	18,628
Netflix, Inc.†	308	369,267
Take-Two Interactive Software, Inc.†	126	32,553
TKO Group Holdings, Inc. Class A	50	10,098
Walt Disney Co.	1,303	149,194
Warner Bros Discovery, Inc.†	1,794	35,037
		647,654
Interactive media & services: 4.34%
Alphabet, Inc. Class A	4,215	1,024,667
Alphabet, Inc. Class C	3,384	824,173
Match Group, Inc.	174	6,146
Meta Platforms, Inc. Class A	1,572	1,154,445
		3,009,431
Media: 0.24%
Charter Communications, Inc. Class A†	67	18,432
Comcast Corp. Class A	2,669	83,860
Fox Corp. Class A	152	9,585
Fox Corp. Class B	108	6,187
Interpublic Group of Cos., Inc.	265	7,396
News Corp. Class A	273	8,384
News Corp. Class B	90	3,110
Omnicom Group, Inc.	140	11,414
Paramount Skydance Corp. Class B	224	4,238
Trade Desk, Inc. Class A†	323	15,830
		168,436
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	351	84,022
Consumer discretionary: 6.28%
Automobile components: 0.02%
Aptiv PLC†	158	13,623
Automobiles: 1.41%
Ford Motor Co.	2,833	33,883
General Motors Co.	690	42,069
Tesla, Inc.†	2,033	904,116
		980,068
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Broadline retail: 2.27%
Amazon.com, Inc.†	7,032	$1,544,016
eBay, Inc.	331	30,105
		1,574,121
Distributors: 0.04%
Genuine Parts Co.	101	13,999
LKQ Corp.	186	5,680
Pool Corp.	24	7,442
		27,121
Hotels, restaurants & leisure: 1.12%
Airbnb, Inc. Class A†	311	37,762
Booking Holdings, Inc.	23	124,183
Carnival Corp.†	787	22,752
Chipotle Mexican Grill, Inc. Class A†	972	38,093
Darden Restaurants, Inc.	85	16,181
Domino’s Pizza, Inc.	23	9,929
DoorDash, Inc. Class A†	268	72,893
Expedia Group, Inc.	86	18,383
Hilton Worldwide Holdings, Inc.	170	44,105
Las Vegas Sands Corp.	224	12,049
Marriott International, Inc. Class A	163	42,452
McDonald’s Corp.	517	157,111
MGM Resorts International†	148	5,130
Norwegian Cruise Line Holdings Ltd.†	327	8,054
Royal Caribbean Cruises Ltd.	183	59,215
Starbucks Corp.	824	69,710
Wynn Resorts Ltd.	61	7,824
Yum! Brands, Inc.	201	30,552
		776,378
Household durables: 0.18%
D.R. Horton, Inc.	201	34,063
Garmin Ltd.	119	29,300
Lennar Corp. Class A	165	20,797
Mohawk Industries, Inc.†	38	4,899
NVR, Inc.†	2	16,069
PulteGroup, Inc.	143	18,895
		124,023
Leisure products: 0.01%
Hasbro, Inc.	97	7,357
Specialty retail: 1.07%
AutoZone, Inc.†	12	51,483
Best Buy Co., Inc.	142	10,738
CarMax, Inc.†	109	4,891
Home Depot, Inc.	721	292,142
Lowe’s Cos., Inc.	406	102,032
See accompanying notes to portfolio of investments
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
O’Reilly Automotive, Inc.†	615	$66,303
Ross Stores, Inc.	237	36,116
TJX Cos., Inc.	808	116,788
Tractor Supply Co.	384	21,838
Ulta Beauty, Inc.†	33	18,043
Williams-Sonoma, Inc.	89	17,395
		737,769
Textiles, apparel & luxury goods: 0.16%
Deckers Outdoor Corp.†	107	10,847
lululemon athletica, Inc.†	79	14,056
NIKE, Inc. Class B	861	60,037
Ralph Lauren Corp. Class A	28	8,780
Tapestry, Inc.	151	17,096
		110,816
Consumer staples: 2.93%
Beverages: 0.59%
Brown-Forman Corp. Class B	128	3,466
Coca-Cola Co.	2,807	186,160
Constellation Brands, Inc. Class A	103	13,871
Keurig Dr Pepper, Inc.	984	25,102
Molson Coors Beverage Co. Class B	123	5,566
Monster Beverage Corp.†	517	34,799
PepsiCo, Inc.	992	139,317
		408,281
Consumer staples distribution & retail: 1.07%
Costco Wholesale Corp.	321	297,127
Dollar General Corp.	159	16,433
Dollar Tree, Inc.†	141	13,306
Kroger Co.	441	29,728
Sysco Corp.	346	28,490
Target Corp.	329	29,511
Walmart, Inc.	3,181	327,834
		742,429
Food products: 0.31%
Archer-Daniels-Midland Co.	348	20,789
Bunge Global SA	101	8,206
Campbell’s Co.	143	4,516
Conagra Brands, Inc.	347	6,354
General Mills, Inc.	387	19,513
Hershey Co.	107	20,014
Hormel Foods Corp.	211	5,220
J.M. Smucker Co.	77	8,362
Kellanova	195	15,994
Kraft Heinz Co.	618	16,093
Lamb Weston Holdings, Inc.	101	5,866
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Food products(continued)
McCormick & Co., Inc.	183	$12,245
Mondelez International, Inc. Class A	938	58,597
Tyson Foods, Inc. Class A	207	11,240
		213,009
Household products: 0.53%
Church & Dwight Co., Inc.	177	15,510
Clorox Co.	89	10,974
Colgate-Palmolive Co.	586	46,845
Kimberly-Clark Corp.	240	29,842
Procter & Gamble Co.	1,697	260,744
		363,915
Personal care products: 0.05%
Estee Lauder Cos., Inc. Class A	170	14,980
Kenvue, Inc.	1,391	22,576
		37,556
Tobacco: 0.38%
Altria Group, Inc.	1,217	80,395
Philip Morris International, Inc.	1,128	182,961
		263,356
Energy: 1.72%
Energy equipment & services: 0.12%
Baker Hughes Co. Class A	714	34,786
Halliburton Co.	618	15,203
Schlumberger NV	1,081	37,154
		87,143
Oil, gas & consumable fuels: 1.60%
APA Corp.	259	6,289
Chevron Corp.	1,395	216,630
ConocoPhillips	905	85,604
Coterra Energy, Inc.	553	13,078
Devon Energy Corp.	460	16,128
Diamondback Energy, Inc.	136	19,462
EOG Resources, Inc.	396	44,399
EQT Corp.	452	24,602
Expand Energy Corp.	173	18,380
Exxon Mobil Corp.	3,089	348,285
Kinder Morgan, Inc.	1,417	40,115
Marathon Petroleum Corp.	220	42,403
Occidental Petroleum Corp.	521	24,617
ONEOK, Inc.	456	33,274
Phillips 66	293	39,854
Targa Resources Corp.	156	26,136
Texas Pacific Land Corp.	14	13,071
See accompanying notes to portfolio of investments
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	225	$38,308
Williams Cos., Inc.	885	56,065
		1,106,700
Financials: 8.07%
Banks: 2.13%
Bank of America Corp.	4,938	254,752
Citigroup, Inc.	1,334	135,401
Citizens Financial Group, Inc.	313	16,639
Fifth Third Bancorp	480	21,384
Huntington Bancshares, Inc.	1,062	18,341
JPMorgan Chase & Co.	1,993	628,652
KeyCorp	675	12,616
M&T Bank Corp.	113	22,331
PNC Financial Services Group, Inc.	285	57,265
Regions Financial Corp.	647	17,061
Truist Financial Corp.	934	42,703
U.S. Bancorp	1,128	54,516
Wells Fargo & Co.	2,321	194,546
		1,476,207
Capital markets: 2.08%
Ameriprise Financial, Inc.	68	33,405
Bank of New York Mellon Corp.	511	55,678
BlackRock, Inc.	104	121,250
Blackstone, Inc.	534	91,234
Cboe Global Markets, Inc.	76	18,639
Charles Schwab Corp.	1,236	118,001
CME Group, Inc.	261	70,520
Coinbase Global, Inc. Class A†	164	55,348
FactSet Research Systems, Inc.	27	7,735
Franklin Resources, Inc.	222	5,135
Goldman Sachs Group, Inc.	219	174,401
Interactive Brokers Group, Inc. Class A	323	22,226
Intercontinental Exchange, Inc.	415	69,919
Invesco Ltd.	323	7,410
KKR & Co., Inc.	497	64,585
Moody’s Corp.	112	53,366
Morgan Stanley	879	139,726
MSCI, Inc. Class A	56	31,775
Nasdaq, Inc.	328	29,012
Northern Trust Corp.	139	18,709
Raymond James Financial, Inc.	129	22,265
Robinhood Markets, Inc. Class A†	561	80,324
S&P Global, Inc.	226	109,996
State Street Corp.	206	23,898
T. Rowe Price Group, Inc.	159	16,320
		1,440,877
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Consumer finance: 0.36%
American Express Co.	393	$130,539
Capital One Financial Corp.	463	98,425
Synchrony Financial	270	19,183
		248,147
Financial services: 2.39%
Apollo Global Management, Inc.	333	44,379
Berkshire Hathaway, Inc. Class B†	1,329	668,142
Block, Inc.†	398	28,764
Corpay, Inc.†	51	14,691
Fidelity National Information Services, Inc.	379	24,991
Fiserv, Inc.†	394	50,798
Global Payments, Inc.	176	14,622
Jack Henry & Associates, Inc.	53	7,893
Mastercard, Inc. Class A	598	340,148
PayPal Holdings, Inc.†	692	46,406
Visa, Inc. Class A	1,231	420,239
		1,661,073
Insurance: 1.11%
Aflac, Inc.	349	38,983
Allstate Corp.	191	40,998
American International Group, Inc.	401	31,494
Aon PLC Class A	156	55,626
Arch Capital Group Ltd.	269	24,406
Arthur J Gallagher & Co.	186	57,612
Assurant, Inc.	37	8,014
Brown & Brown, Inc.	212	19,883
Chubb Ltd.	269	75,925
Cincinnati Financial Corp.	113	17,865
Erie Indemnity Co. Class A	18	5,727
Everest Group Ltd.	30	10,507
Globe Life, Inc.	59	8,435
Hartford Insurance Group, Inc.	204	27,212
Loews Corp.	123	12,348
Marsh & McLennan Cos., Inc.	356	71,745
MetLife, Inc.	405	33,360
Principal Financial Group, Inc.	147	12,188
Progressive Corp.	425	104,954
Prudential Financial, Inc.	255	26,454
Travelers Cos., Inc.	163	45,513
W.R. Berkley Corp.	217	16,627
Willis Towers Watson PLC	71	24,527
		770,403
Health care: 5.28%
Biotechnology: 0.94%
AbbVie, Inc.	1,280	296,371
Amgen, Inc.	390	110,058
See accompanying notes to portfolio of investments
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Biogen, Inc.†	106	$14,849
Gilead Sciences, Inc.	899	99,789
Incyte Corp.†	119	10,092
Moderna, Inc.†	251	6,483
Regeneron Pharmaceuticals, Inc.	74	41,608
Vertex Pharmaceuticals, Inc.†	186	72,845
		652,095
Health care equipment & supplies: 1.21%
Abbott Laboratories	1,261	168,898
Align Technology, Inc.†	49	6,136
Baxter International, Inc.	372	8,471
Becton Dickinson & Co.	208	38,931
Boston Scientific Corp.†	1,074	104,855
Cooper Cos., Inc.†	145	9,941
DexCom, Inc.†	284	19,110
Edwards Lifesciences Corp.†	425	33,052
GE HealthCare Technologies, Inc.	331	24,858
Hologic, Inc.†	161	10,866
IDEXX Laboratories, Inc.†	58	37,056
Insulet Corp.†	51	15,745
Intuitive Surgical, Inc.†	260	116,280
Medtronic PLC	928	88,383
ResMed, Inc.	106	29,015
Solventum Corp.†	107	7,811
STERIS PLC	71	17,568
Stryker Corp.	249	92,048
Zimmer Biomet Holdings, Inc.	144	14,184
		843,208
Health care providers & services: 0.99%
Cardinal Health, Inc.	173	27,154
Cencora, Inc.	140	43,754
Centene Corp.†	338	12,060
Cigna Group	193	55,632
CVS Health Corp.	919	69,283
DaVita, Inc.†	26	3,455
Elevance Health, Inc.	163	52,668
HCA Healthcare, Inc.	119	50,718
Henry Schein, Inc.†	75	4,978
Humana, Inc.	87	22,635
Labcorp Holdings, Inc.	60	17,224
McKesson Corp.	90	69,528
Molina Healthcare, Inc.†	39	7,463
Quest Diagnostics, Inc.	81	15,437
UnitedHealth Group, Inc.	656	226,517
Universal Health Services, Inc. Class B	41	8,382
		686,888
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.49%
Agilent Technologies, Inc.	206	$26,440
Bio-Techne Corp.	114	6,342
Charles River Laboratories International, Inc.†	36	5,633
Danaher Corp.	462	91,596
IQVIA Holdings, Inc.†	123	23,363
Mettler-Toledo International, Inc.†	15	18,414
Revvity, Inc.	84	7,363
Thermo Fisher Scientific, Inc.	274	132,895
Waters Corp.†	43	12,892
West Pharmaceutical Services, Inc.	52	13,641
		338,579
Pharmaceuticals: 1.65%
Bristol-Myers Squibb Co.	1,475	66,522
Eli Lilly & Co.	576	439,488
Johnson & Johnson	1,745	323,558
Merck & Co., Inc.	1,810	151,913
Pfizer, Inc.	4,120	104,978
Viatris, Inc.	845	8,366
Zoetis, Inc.	321	46,969
		1,141,794
Industrials: 4.94%
Aerospace & defense: 1.33%
Axon Enterprise, Inc.†	57	40,906
Boeing Co.†	548	118,275
General Dynamics Corp.	183	62,403
General Electric Co.	768	231,030
Howmet Aerospace, Inc.	292	57,299
Huntington Ingalls Industries, Inc.	28	8,061
L3Harris Technologies, Inc.	136	41,536
Lockheed Martin Corp.	149	74,382
Northrop Grumman Corp.	98	59,713
RTX Corp.	970	162,310
Textron, Inc.	129	10,899
TransDigm Group, Inc.	41	54,039
		920,853
Air freight & logistics: 0.15%
CH Robinson Worldwide, Inc.	86	11,386
Expeditors International of Washington, Inc.	98	12,014
FedEx Corp.	157	37,022
United Parcel Service, Inc. Class B	533	44,522
		104,944
Building products: 0.29%
A.O. Smith Corp.	83	6,093
Allegion PLC	62	10,996
Builders FirstSource, Inc.†	80	9,700
See accompanying notes to portfolio of investments
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Building products(continued)
Carrier Global Corp.	580	$34,626
Johnson Controls International PLC	474	52,116
Lennox International, Inc.	23	12,175
Masco Corp.	152	10,699
Trane Technologies PLC	161	67,936
		204,341
Commercial services & supplies: 0.29%
Cintas Corp.	248	50,904
Copart, Inc.†	645	29,006
Republic Services, Inc. Class A	147	33,734
Rollins, Inc.	204	11,983
Veralto Corp.	180	19,190
Waste Management, Inc.	269	59,403
		204,220
Construction & engineering: 0.09%
EMCOR Group, Inc.	32	20,785
Quanta Services, Inc.	108	44,758
		65,543
Electrical equipment: 0.53%
AMETEK, Inc.	167	31,396
Eaton Corp. PLC	282	105,539
Emerson Electric Co.	408	53,521
GE Vernova, Inc.	197	121,135
Generac Holdings, Inc.†	43	7,198
Hubbell, Inc. Class B	39	16,782
Rockwell Automation, Inc.	81	28,312
		363,883
Ground transportation: 0.54%
CSX Corp.	1,351	47,974
J.B. Hunt Transport Services, Inc.	55	7,379
Norfolk Southern Corp.	163	48,967
Old Dominion Freight Line, Inc.	134	18,864
Uber Technologies, Inc.†	1,511	148,033
Union Pacific Corp.	430	101,639
		372,856
Industrial conglomerates: 0.23%
3M Co.	386	59,899
Honeywell International, Inc.	460	96,830
		156,729
Machinery: 0.90%
Caterpillar, Inc.	339	161,754
Cummins, Inc.	100	42,237
Deere & Co.	183	83,679
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Dover Corp.	99	$16,516
Fortive Corp.	245	12,003
IDEX Corp.	55	8,952
Illinois Tool Works, Inc.	192	50,066
Ingersoll Rand, Inc.	262	21,646
Nordson Corp.	39	8,851
Otis Worldwide Corp.	284	25,966
PACCAR, Inc.	380	37,362
Parker-Hannifin Corp.	93	70,508
Pentair PLC	119	13,180
Snap-on, Inc.	38	13,168
Stanley Black & Decker, Inc.	112	8,325
Westinghouse Air Brake Technologies Corp.	124	24,858
Xylem, Inc.	176	25,960
		625,031
Passenger airlines: 0.09%
Delta Air Lines, Inc.	470	26,672
Southwest Airlines Co.	381	12,158
United Airlines Holdings, Inc.†	235	22,678
		61,508
Professional services: 0.33%
Automatic Data Processing, Inc.	294	86,289
Broadridge Financial Solutions, Inc.	85	20,244
Dayforce, Inc.†	116	7,991
Equifax, Inc.	90	23,088
Jacobs Solutions, Inc.	87	13,038
Leidos Holdings, Inc.	93	17,573
Paychex, Inc.	235	29,789
Paycom Software, Inc.	36	7,493
Verisk Analytics, Inc. Class A	101	25,403
		230,908
Trading companies & distributors: 0.17%
Fastenal Co.	832	40,801
United Rentals, Inc.	47	44,869
WW Grainger, Inc.	32	30,495
		116,165
Information technology: 20.74%
Communications equipment: 0.54%
Arista Networks, Inc.†	747	108,845
Cisco Systems, Inc.	2,869	196,297
F5, Inc.†	42	13,574
Motorola Solutions, Inc.	121	55,332
		374,048
See accompanying notes to portfolio of investments
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.44%
Amphenol Corp. Class A	885	$109,519
CDW Corp.	95	15,132
Corning, Inc.	565	46,347
Jabil, Inc.	78	16,939
Keysight Technologies, Inc.†	125	21,865
TE Connectivity PLC	214	46,979
Teledyne Technologies, Inc.†	34	19,925
Trimble, Inc.†	172	14,044
Zebra Technologies Corp. Class A†	37	10,995
		301,745
IT services: 0.56%
Accenture PLC Class A	451	111,216
Akamai Technologies, Inc.†	104	7,879
Cognizant Technology Solutions Corp. Class A	354	23,743
EPAM Systems, Inc.†	40	6,032
Gartner, Inc.†	55	14,458
GoDaddy, Inc. Class A†	100	13,683
International Business Machines Corp.	675	190,458
VeriSign, Inc.	61	17,054
		384,523
Semiconductors & semiconductor equipment: 8.21%
Advanced Micro Devices, Inc.†	1,176	190,265
Analog Devices, Inc.	360	88,452
Applied Materials, Inc.	582	119,159
Broadcom, Inc.	3,408	1,124,333
First Solar, Inc.†	78	17,201
Intel Corp.†	3,172	106,421
KLA Corp.	96	103,546
Lam Research Corp.	917	122,786
Microchip Technology, Inc.	391	25,110
Micron Technology, Inc.	811	135,696
Monolithic Power Systems, Inc.	35	32,222
NVIDIA Corp.	17,681	3,298,921
NXP Semiconductors NV	183	41,675
ON Semiconductor Corp.†	296	14,596
QUALCOMM, Inc.	782	130,093
Skyworks Solutions, Inc.	108	8,314
Teradyne, Inc.	115	15,829
Texas Instruments, Inc.	659	121,078
		5,695,697
Software: 6.79%
Adobe, Inc.†	307	108,294
AppLovin Corp. Class A†	196	140,834
Autodesk, Inc.†	155	49,239
Cadence Design Systems, Inc.†	197	69,198
Crowdstrike Holdings, Inc. Class A†	181	88,759
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Datadog, Inc. Class A†	234	$33,321
Fair Isaac Corp.†	17	25,441
Fortinet, Inc.†	472	39,686
Gen Digital, Inc.	406	11,526
Intuit, Inc.	202	137,948
Microsoft Corp.	5,386	2,789,679
Oracle Corp.	1,201	337,769
Palantir Technologies, Inc. Class A†	1,648	300,628
Palo Alto Networks, Inc.†	484	98,552
PTC, Inc.†	87	17,663
Roper Technologies, Inc.	78	38,898
Salesforce, Inc.	693	164,241
ServiceNow, Inc.†	151	138,962
Synopsys, Inc.†	134	66,114
Tyler Technologies, Inc.†	31	16,218
Workday, Inc. Class A†	157	37,795
		4,710,765
Technology hardware, storage & peripherals: 4.20%
Apple, Inc.	10,754	2,738,291
Dell Technologies, Inc. Class C	220	31,189
Hewlett Packard Enterprise Co.	951	23,357
HP, Inc.	681	18,544
NetApp, Inc.	145	17,177
Seagate Technology Holdings PLC	154	36,353
Super Micro Computer, Inc.†	363	17,402
Western Digital Corp.	251	30,135
		2,912,448
Materials: 1.06%
Chemicals: 0.65%
Air Products & Chemicals, Inc.	161	43,908
Albemarle Corp.	85	6,892
CF Industries Holdings, Inc.	117	10,495
Corteva, Inc.	492	33,274
Dow, Inc.	514	11,786
DuPont de Nemours, Inc.	303	23,604
Eastman Chemical Co.	83	5,233
Ecolab, Inc.	185	50,664
International Flavors & Fragrances, Inc.	186	11,446
Linde PLC	340	161,500
LyondellBasell Industries NV Class A	186	9,121
Mosaic Co.	230	7,976
PPG Industries, Inc.	164	17,238
Sherwin-Williams Co.	168	58,172
		451,309
See accompanying notes to portfolio of investments
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	44	$27,732
Vulcan Materials Co.	96	29,532
		57,264
Containers & packaging: 0.12%
Amcor PLC	1,670	13,661
Avery Dennison Corp.	57	9,244
Ball Corp.	197	9,933
International Paper Co.	383	17,771
Packaging Corp. of America	65	14,165
Smurfit WestRock PLC	378	16,091
		80,865
Metals & mining: 0.21%
Freeport-McMoRan, Inc.	1,040	40,789
Newmont Corp.	796	67,111
Nucor Corp.	166	22,481
Steel Dynamics, Inc.	100	13,943
		144,324
Real estate: 1.15%
Health care REITs: 0.18%
Alexandria Real Estate Equities, Inc.	113	9,417
Healthpeak Properties, Inc.	504	9,652
Ventas, Inc.	329	23,027
Welltower, Inc.	485	86,398
		128,494
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	463	7,880
Industrial REITs: 0.11%
Prologis, Inc.	672	76,958
Office REITs: 0.01%
BXP, Inc.	107	7,954
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	212	33,403
CoStar Group, Inc.†	307	25,901
		59,304
Residential REITs: 0.13%
AvalonBay Communities, Inc.	103	19,896
Camden Property Trust	77	8,222
Equity Residential	252	16,312
Essex Property Trust, Inc.	47	12,580
Invitation Homes, Inc.	409	11,996
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	85	$11,877
UDR, Inc.	218	8,123
		89,006
Retail REITs: 0.16%
Federal Realty Investment Trust	57	5,775
Kimco Realty Corp.	491	10,728
Realty Income Corp.	663	40,304
Regency Centers Corp.	118	8,602
Simon Property Group, Inc.	237	44,478
		109,887
Specialized REITs: 0.46%
American Tower Corp.	339	65,196
Crown Castle, Inc.	316	30,491
Digital Realty Trust, Inc.	232	40,108
Equinix, Inc.	71	55,610
Extra Space Storage, Inc.	154	21,705
Iron Mountain, Inc.	214	21,815
Public Storage	114	32,929
SBA Communications Corp. Class A	78	15,081
VICI Properties, Inc. Class A	773	25,208
Weyerhaeuser Co.	523	12,965
		321,108
Utilities: 1.40%
Electric utilities: 0.90%
Alliant Energy Corp.	186	12,538
American Electric Power Co., Inc.	388	43,650
Constellation Energy Corp.	226	74,370
Duke Energy Corp.	563	69,671
Edison International	279	15,423
Entergy Corp.	323	30,100
Evergy, Inc.	167	12,695
Eversource Energy	269	19,137
Exelon Corp.	732	32,947
FirstEnergy Corp.	377	17,274
NextEra Energy, Inc.	1,492	112,631
NRG Energy, Inc.	140	22,673
PG&E Corp.	1,593	24,023
Pinnacle West Capital Corp.	87	7,801
PPL Corp.	536	19,918
Southern Co.	797	75,532
Xcel Energy, Inc.	429	34,599
		624,982
Gas utilities: 0.03%
Atmos Energy Corp.	116	19,807
See accompanying notes to portfolio of investments
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.07%
AES Corp.	516	$6,791
Vistra Corp.	231	45,257
		52,048
Multi-utilities: 0.37%
Ameren Corp.	196	20,458
CenterPoint Energy, Inc.	473	18,352
CMS Energy Corp.	217	15,897
Consolidated Edison, Inc.	261	26,236
Dominion Energy, Inc.	618	37,803
DTE Energy Co.	150	21,215
NiSource, Inc.	341	14,765
Public Service Enterprise Group, Inc.	362	30,213
Sempra	473	42,561
WEC Energy Group, Inc.	233	26,699
		254,199
Water utilities: 0.03%
American Water Works Co., Inc.	141	19,626
Total common stocks (Cost $16,877,870)		41,334,280

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 35.06%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	675,046
U.S. Treasury Bonds	1.63	11-15-2050	87,000	46,681
U.S. Treasury Bonds	1.88	2-15-2041	664,000	466,797
U.S. Treasury Bonds	1.88	2-15-2051	221,000	126,238
U.S. Treasury Bonds	1.88	11-15-2051	175,000	98,998
U.S. Treasury Bonds	2.00	8-15-2051	129,000	75,576
U.S. Treasury Bonds	2.25	5-15-2041	201,000	148,921
U.S. Treasury Bonds	2.25	8-15-2049	108,000	68,934
U.S. Treasury Bonds	2.25	2-15-2052	615,000	381,468
U.S. Treasury Bonds	2.38	5-15-2051	224,000	144,112
U.S. Treasury Bonds	2.50	5-15-2046	105,000	73,832
U.S. Treasury Bonds	2.75	8-15-2047	101,000	73,217
U.S. Treasury Bonds	2.75	11-15-2047	100,000	72,277
U.S. Treasury Bonds	2.88	8-15-2045	115,000	87,387
U.S. Treasury Bonds	2.88	11-15-2046	154,000	115,307
U.S. Treasury Bonds	3.00	11-15-2044	64,000	50,073
U.S. Treasury Bonds	3.00	11-15-2045	115,000	89,049
U.S. Treasury Bonds	3.00	2-15-2047	106,000	80,941
U.S. Treasury Bonds	3.00	5-15-2047	104,000	79,178
U.S. Treasury Bonds	3.00	2-15-2048	114,000	86,088
U.S. Treasury Bonds	3.00	8-15-2048	121,000	90,977
U.S. Treasury Bonds	3.00	2-15-2049	140,000	104,825
U.S. Treasury Bonds	3.13	11-15-2041	37,000	30,820
U.S. Treasury Bonds	3.13	5-15-2048	123,000	94,845
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.38%	5-15-2044	$110,000	$91,798
U.S. Treasury Bonds	3.38	11-15-2048	300,000	240,996
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,530
U.S. Treasury Bonds	3.75	8-15-2041	36,000	32,716
U.S. Treasury Bonds	3.88	8-15-2040	37,000	34,489
U.S. Treasury Bonds	4.25	5-15-2039	31,000	30,520
U.S. Treasury Bonds	4.25	11-15-2040	40,000	38,864
U.S. Treasury Bonds	4.25	2-15-2054	200,000	184,609
U.S. Treasury Bonds	4.38	2-15-2038	33,000	33,280
U.S. Treasury Bonds	4.38	11-15-2039	275,000	272,766
U.S. Treasury Bonds	4.38	5-15-2040	35,000	34,635
U.S. Treasury Bonds	4.38	5-15-2041	123,000	120,862
U.S. Treasury Bonds	4.50	2-15-2036	26,000	26,853
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,450
U.S. Treasury Bonds	4.50	8-15-2039	33,000	33,245
U.S. Treasury Bonds	4.50	11-15-2054	200,000	192,570
U.S. Treasury Bonds	4.63	2-15-2040	138,000	140,453
U.S. Treasury Bonds	4.63	2-15-2055	120,000	117,956
U.S. Treasury Bonds	4.75	2-15-2037	103,000	108,146
U.S. Treasury Bonds	4.75	2-15-2041	44,000	45,133
U.S. Treasury Bonds	4.75	11-15-2053	290,000	290,498
U.S. Treasury Bonds	4.75	5-15-2055	90,000	90,281
U.S. Treasury Bonds	5.00	5-15-2037	102,000	109,355
U.S. Treasury Bonds	5.25	11-15-2028	45,000	47,108
U.S. Treasury Bonds	5.25	2-15-2029	273,000	287,290
U.S. Treasury Bonds	5.38	2-15-2031	31,000	33,373
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,809
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,490
U.S. Treasury Bonds	6.13	8-15-2029	85,000	92,428
U.S. Treasury Bonds	6.25	5-15-2030	871,000	963,306
U.S. Treasury Bonds	6.38	8-15-2027	1,131,000	1,187,594
U.S. Treasury Bonds	6.50	11-15-2026	28,000	28,928
U.S. Treasury Bonds	6.63	2-15-2027	108,000	112,569
U.S. Treasury Notes	0.38	7-31-2027	500,000	471,387
U.S. Treasury Notes	0.38	9-30-2027	155,000	145,403
U.S. Treasury Notes	0.50	5-31-2027	291,000	276,336
U.S. Treasury Notes	0.50	8-31-2027	142,000	133,852
U.S. Treasury Notes	0.50	10-31-2027	1,243,000	1,165,992
U.S. Treasury Notes	0.63	3-31-2027	81,000	77,444
U.S. Treasury Notes	0.63	11-30-2027	574,000	538,686
U.S. Treasury Notes	0.63	5-15-2030	1,353,000	1,176,159
U.S. Treasury Notes	0.63	8-15-2030	1,052,000	906,980
U.S. Treasury Notes	0.88	9-30-2026	50,000	48,618
U.S. Treasury Notes	0.88	11-15-2030	132,000	114,448
U.S. Treasury Notes	1.00	7-31-2028	315,000	292,864
U.S. Treasury Notes	1.13	2-28-2027	127,000	122,565
U.S. Treasury Notes	1.25	4-30-2028	25,000	23,552
U.S. Treasury Notes	1.25	9-30-2028	785,000	732,196
See accompanying notes to portfolio of investments
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.25%	8-15-2031	$1,051,000	$908,951
U.S. Treasury Notes	1.38	10-31-2028	1,245,000	1,163,394
U.S. Treasury Notes	1.38	11-15-2031	940,000	813,614
U.S. Treasury Notes	1.50	1-31-2027	98,000	95,228
U.S. Treasury Notes	1.50	11-30-2028	380,000	355,820
U.S. Treasury Notes	1.50	2-15-2030	209,000	190,590
U.S. Treasury Notes	1.63	10-31-2026	94,000	91,944
U.S. Treasury Notes	1.63	11-30-2026	97,000	94,719
U.S. Treasury Notes	1.75	12-31-2026	99,000	96,664
U.S. Treasury Notes	2.00	11-15-2026	170,000	166,799
U.S. Treasury Notes	2.25	2-15-2027	196,000	192,256
U.S. Treasury Notes	2.25	8-15-2027	101,000	98,495
U.S. Treasury Notes	2.25	11-15-2027	99,000	96,247
U.S. Treasury Notes	2.38	5-15-2027	164,000	160,707
U.S. Treasury Notes	2.38	3-31-2029	200,000	191,641
U.S. Treasury Notes	2.38	5-15-2029	90,000	86,077
U.S. Treasury Notes	2.63	2-15-2029	181,000	175,132
U.S. Treasury Notes	2.75	2-15-2028	189,000	185,257
U.S. Treasury Notes	2.75	8-15-2032	680,000	632,161
U.S. Treasury Notes	2.88	5-15-2028	178,000	174,669
U.S. Treasury Notes	2.88	8-15-2028	190,000	186,118
U.S. Treasury Notes	3.13	11-15-2028	226,000	222,557
U.S. Treasury Notes	3.50	2-15-2033	115,000	111,644
U.S. Treasury Notes	3.88	8-15-2033	460,000	456,191
U.S. Treasury Notes	4.13	11-15-2032	110,000	111,280
U.S. Treasury Notes	4.38	5-15-2034	300,000	306,937
U.S. Treasury Notes	4.50	11-15-2033	200,000	206,781
U.S. Treasury Notes	4.63	9-15-2026	1,190,000	1,199,938
U.S. Treasury Notes	4.63	11-15-2026	700,000	706,809
U.S. Treasury Notes	4.63	2-15-2035	80,000	83,138
Total U.S. Treasury securities (Cost $25,393,661)				24,308,727

		Yield	Shares
Short-term investments: 2.94%
Investment companies: 2.94%
Allspring Government Money Market Fund Select Class♠∞		4.07	2,039,023	2,039,023
Total short-term investments (Cost $2,039,023)				2,039,023
Total investments in securities (Cost $44,310,554)	97.61%			67,682,030
Other assets and liabilities, net	2.39			1,659,551
Total net assets	100.00%			$69,341,581

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—September 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,711,390	$11,120,351	$(10,792,718)	$0	$0	$2,039,023	2,039,023	$69,711
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	27	12-19-2025	$3,036,370	$3,037,500	$1,130	$0
E-Mini S&P 500 Index	21	12-19-2025	6,978,149	7,075,687	97,538	0
Micro E-Mini S&P 500	10	12-19-2025	332,327	336,938	4,611	0
Ultra 10-Year U.S. Treasury Notes	38	12-19-2025	4,414,889	4,372,969	0	(41,920)
Short
Ultra Long Term U.S. Treasury Bond	(17)	12-19-2025	(2,060,664)	(2,041,063)	19,601	0
					$122,880	$(41,920)
See accompanying notes to portfolio of investments
18 | Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund | 19

Notes to portfolio of investments—September 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,190,122	$0	$0	$4,190,122
Consumer discretionary	4,351,276	0	0	4,351,276
Consumer staples	2,028,546	0	0	2,028,546
Energy	1,193,843	0	0	1,193,843
Financials	5,596,707	0	0	5,596,707
Health care	3,662,564	0	0	3,662,564
Industrials	3,426,981	0	0	3,426,981
Information technology	14,379,226	0	0	14,379,226
Materials	733,762	0	0	733,762
Real estate	800,591	0	0	800,591
Utilities	970,662	0	0	970,662
U.S. Treasury securities	24,308,727	0	0	24,308,727
Short-term investments
Investment companies	2,039,023	0	0	2,039,023
	67,682,030	0	0	67,682,030
Futures contracts	122,880	0	0	122,880
Total assets	$67,804,910	$0	$0	$67,804,910
Liabilities
Futures contracts	$41,920	$0	$0	$41,920
Total liabilities	$41,920	$0	$0	$41,920
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of September 30, 2025, $599,531 was segregated as cash collateral for these open futures contracts.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
20 | Allspring VT Index Asset Allocation Fund